RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Related Party Transaction [Line Items]
Amount due from related party	$ 1,369	$ 0
Amount due to related party	126,530	2,564
Wei Chen
Related Party Transaction [Line Items]
Amount due from related party	1,369
WDZG Consulting
Related Party Transaction [Line Items]
Amount due to related party	9,449	$ 2,564
Fan Shen
Related Party Transaction [Line Items]
Amount due to related party	578
Xiangchun Ruan
Related Party Transaction [Line Items]
Amount due to related party	10,955
Baohai Xu
Related Party Transaction [Line Items]
Amount due to related party	105,500
Kui Che
Related Party Transaction [Line Items]
Amount due to related party	$ 48